Oct. 02, 2023
CHARLES SCHWAB FAMILY OF FUNDS | Schwab U.S. Treasury Money Fund
Schwab® U.S. Treasury Money Fund
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab® Municipal Money Fund Schwab® AMT Tax-Free Money Fund Schwab® California Municipal Money Fund Schwab® New York Municipal Money Fund
(collectively, the Schwab Municipal Money Funds)
Schwab® Government Money Fund Schwab® Retirement Government Money Fund Schwab® Treasury Obligations Money Fund Schwab® U.S. Treasury Money Fund Schwab Value Advantage Money Fund®
(collectively, the Schwab Money Funds)
Schwab® Variable Share Price Money Fund
SCHWAB ANNUITY PORTFOLIOS
Schwab® Government Money Market Portfolio
(each, a fund and collectively, the funds)
Supplement dated October 2, 2023 to each fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides information regarding certain changes the funds will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the Amendments). In addition, this supplement provides information regarding certain changes Schwab U.S. Treasury Money Fund will be making in connection with investing in repurchase agreements.
Changes in Connection with the Amendments: Removal of Redemption Gates and Removal of the Tie between Liquidity Fees and Liquidity Thresholds.
The Amendments remove provisions in Rule 2a-7 that permit a money market fund to impose a temporary redemption gate. The Amendments also remove provisions in Rule 2a-7 that tie a money market fund’s ability to impose liquidity fees to its level of weekly liquid assets. Accordingly, effective October 2, 2023, the Statutory Prospectuses and SAIs are updated as follows:
Statutory Prospectuses
(3)
For the Schwab U.S. Treasury Money Fund, Schwab Government Money Fund and Schwab Retirement Government Money Fund:
Under the “Principal Investment Strategies” section: The sixth paragraph is deleted and replaced in its entirety with the following:
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
(1)
For the Schwab U.S. Treasury Money Fund:
Under the “Principal Investment Strategies” section: The third sentence in the third paragraph is deleted and the fifth paragraph is deleted and replaced in its entirety with the following:
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents, repurchase agreements or other high quality short-term investments. The only repurchase agreements that the fund will invest in are those with the Federal Reserve Bank of New York that are fully collateralized by U.S. Treasury securities.
Under the “Principal Risks” section: The following is added after the “Stable Net Asset Value Risk”:
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

(3)
For the Schwab U.S. Treasury Money Fund, Schwab Government Money Fund and Schwab Retirement Government Money Fund:
Under the “Principal Investment Strategies” section: The sixth paragraph is deleted and replaced in its entirety with the following:
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
(1)
For the Schwab U.S. Treasury Money Fund:
Under the “Principal Investment Strategies” section: The third sentence in the third paragraph is deleted and the fifth paragraph is deleted and replaced in its entirety with the following:
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents, repurchase agreements or other high quality short-term investments. The only repurchase agreements that the fund will invest in are those with the Federal Reserve Bank of New York that are fully collateralized by U.S. Treasury securities.

Under the “Principal Risks” section: The following is added after the “Stable Net Asset Value Risk”: